Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 98,332		$ 80,945		$ 66,016
Gross unrealized Gains	3,039		2,063		1,500
Gross unrealized Losses	363		1,001		1,207
Fair value	101,008		82,007		66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	90,127		77,424		62,361
Gross unrealized Gains	2,793		1,917		1,389
Gross unrealized Losses	301		874		1,098
Fair value	92,619		78,467		62,652
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	17,539		16,814		12,650
Gross unrealized Gains	467		514		97
Gross unrealized Losses	3		2		138
Fair value	18,003		17,326		12,609
Available-for-sale | U.S. Government Agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	1,044		932		1,007
Gross unrealized Gains	30		26		2
Gross unrealized Losses					4
Fair value	1,074		958		1,005
Available-for-sale | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	6,039		2,724		559
Gross unrealized Gains	112		62		4
Gross unrealized Losses	29		47		55
Fair value	6,122		2,739		508
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	33,355		26,232		19,383
Gross unrealized Gains	846		575		387
Gross unrealized Losses	8		11		43
Fair value	34,193		26,796		19,727
Available-for-sale | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	255		306		475
Gross unrealized Gains	40		9		34
Gross unrealized Losses	16		42		39
Fair value	279		273		470
Available-for-sale | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	728		916		1,305
Gross unrealized Gains	9		1		8
Gross unrealized Losses	9		102		86
Fair value	728		815		1,227
Available-for-sale | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	508		606		696
Gross unrealized Gains	6		2
Gross unrealized Losses	62		190		188
Fair value	452		418		508
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	2,850		1,133		1,665
Gross unrealized Gains	53				1
Gross unrealized Losses	109		230		335
Fair value	2,794		903		1,331
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	3,031		3,327		2,650
Gross unrealized Gains	153		89		89
Gross unrealized Losses	45		77		100
Fair value	3,139		3,339		2,639
Available-for-sale | Asset-Backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	1,285		1,480		263
Gross unrealized Gains	7		1
Gross unrealized Losses	10		37		14
Fair value	1,282		1,444		249
Available-for-sale | Other Asset-Backed Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2,123		527		532
Gross unrealized Gains	11		8		9
Gross unrealized Losses	3		3		2
Fair value	2,131		532		539
Available-for-sale | Foreign Covered Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	3,596		2,410		2,884
Gross unrealized Gains	122		18
Gross unrealized Losses			3		16
Fair value	3,718		2,425		2,868
Available-for-sale | Corporate Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,525		1,696		291
Gross unrealized Gains	63		47		16
Gross unrealized Losses	3		5		22
Fair value	1,585		1,738		285
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	11,516		14,320		11,509
Gross unrealized Gains	276		292		132
Gross unrealized Losses			33		35
Fair value	11,792	[1]	14,579	[2]	11,606	[3]
Available-for-sale | Equity Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	23		26		36
Gross unrealized Gains	4		4		11
Fair value	27		30		47
Available-for-sale | Money Market Funds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,190		973		2,538
Fair value	2,190		973		2,538
Available-for-sale | Grantor Trust Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,574	[4]	1,790	[4]	2,164	[4]
Gross unrealized Gains	400	[4]	157	[4]	364	[4]
Gross unrealized Losses	4	[4]	68	[4]	15	[4]
Fair value	1,970	[4]	1,879	[4]	2,513	[4]
Available-for-sale | Grantor Trust Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	833	[4]	1,090	[4]	1,626	[4]
Gross unrealized Gains	177	[4]	106	[4]	205	[4]
Gross unrealized Losses			21	[4]	6	[4]
Fair value	1,010	[4]	1,175	[4]	1,825	[4]
Available-for-sale | Grantor Trust Sub Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	113	[4]	122	[4]	128	[4]
Gross unrealized Gains	17	[4]	6	[4]	30	[4]
Gross unrealized Losses			3	[4]
Fair value	130	[4]	125	[4]	158	[4]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	8,205		3,521		3,655
Gross unrealized Gains	246		146		111
Gross unrealized Losses	62		127		109
Fair value	8,389		3,540		3,657
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	1,011		813
Gross unrealized Gains	59		53
Fair value	1,070		866
Held-to-maturity | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	67		100		119
Gross unrealized Gains	2		3		2
Fair value	69		103		121
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	5,879		658		397
Gross unrealized Gains	139		39		33
Gross unrealized Losses	1
Fair value	6,017		697		430
Held-to-maturity | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	111		153		215
Gross unrealized Gains	9		4		5
Gross unrealized Losses	6		19		19
Fair value	114		138		201
Held-to-maturity | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	97		121		149
Gross unrealized Gains	1				2
Gross unrealized Losses	1		10		5
Fair value	97		111		146
Held-to-maturity | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		28		28
Gross unrealized Losses	1		3		3
Fair value	27		25		25
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	983		1,617		2,709
Gross unrealized Gains	36		47		69
Gross unrealized Losses	52		93		81
Fair value	967		1,571		2,697
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26		28		34
Gross unrealized Losses	1		2		1
Fair value	25		26		33
Held-to-maturity | Other Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3		3		4
Fair value	$ 3		$ 3		$ 4

[1]	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[3]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[4]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.